IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,095,621	$ 1,022,941
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	561,762	522,546
Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	637,804	581,621
Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	213,630	193,712
Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	59,671	55,127
Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	335,746	308,048
Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,040	13,638
Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,717	11,096
Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	265,761	262,803
Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	197,057	195,567
Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,683	8,279
Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,556	54,661
Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,049	1,751
Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,416	2,545
Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	95,798	66,889
Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,730	13,374
Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	841	555
Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	71,881	45,493
Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,529	2,176
Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,817	5,291
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	463,574	448,243
Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	336,599	329,968
Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	298,613	293,573
Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	37,986	36,395
Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	102,416	94,383
Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	27,027	26,013
Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,818	67,845
Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	571	525
Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,504	19,465
Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,730	16,028
Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,767	3,431
Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7	6
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,055	4,427
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,887	3,183
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,143	1,217
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25	27
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	70,285	52,152
Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	437,601	388,767
Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	437,601	388,767
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,533,222	1,411,708
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	999,363	911,313
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,035,402	973,004
Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	542,824	504,932
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	406,405
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	67,929
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25,582
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,094
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,814
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	629,100	573,441
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	206,412	186,995
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,702	54,122
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	335,746	308,047
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,659	13,307
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,581	10,970
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	256,593	254,667
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	188,329	187,765
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,386	8,101
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,556	54,661
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,906	1,595
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,416	2,545
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	94,732	65,591
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,664	12,076
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	841	555
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	71,881	45,493
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,529	2,176
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,817	5,291
Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	452,398	437,171
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	333,512	326,938
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	295,526	290,545
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	37,986	36,393
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	95,200	87,171
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,157	22,894
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	70,592	63,866
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	451	411
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,631	18,635
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,857	15,199
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,767	3,430
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7	6
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,055	4,427
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,887	3,183
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,143	1,217
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25	27
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,180	30,901
Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	437,601	388,767
Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	437,601	388,767
Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,473,003	1,361,771
Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	980,425	893,699
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	60,219	49,937
Standardized approach risk [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,704	8,179
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,169	8,137
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,066	1,298
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,086	3,030
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,089	8,042
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,938	17,614
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,704	8,180
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,218	6,717
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	969	1,005
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	381	331
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	136	126
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,168	8,136
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,728	7,802
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	297	178
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	143	156
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,066	1,298
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,066	1,298
Standardized approach risk [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,176	11,072
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,087	3,030
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,087	3,028
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,216	7,212
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,870	3,119
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,226	3,979
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	120	114
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	873	830
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	873	829
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	30,105	21,251
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	60,219	49,937
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 18,938	$ 17,614